                               INVESTMENT ADVISER
                    Asset Management Group of Bank of Hawaii
                 Financial Plaza of the Pacific * P.O. Box 3170
                             Honolulu, Hawaii 96802

                                  ADMINISTRATOR
                          Aquila Management Corporation
            380 Madison Avenue, Suite 2300 * New York, New York 10017

                                BOARD OF TRUSTEES
                           Lacy B. Herrmann, Chairman
                                 William M. Cole
                               Thomas W. Courtney
                             Richard W. Gushman, II
                                 Stanley W. Hong
                                Theodore T. Mason
                                Russell K. Okata
                                Douglas Philpotts
                                Oswald K. Stender

                                    OFFICERS
                          Diana P. Herrmann, President
                  Charles E. Childs, III, Senior Vice President
                          Sherri Foster, Vice President
                    Rose F. Marotta, Chief Financial Officer
                          Joseph P. DiMaggio, Treasurer
                          Edward M.W. Hines, Secretary

                                   DISTRIBUTOR
                            Aquila Distributors, Inc.
            380 Madison Avenue, Suite 2300 * New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT
                                    PFPC Inc.
                400 Bellevue Parkway * Wilmington, Delaware 19809

                                    CUSTODIAN
                          Bank One Trust Company, N.A.
                  100 East Broad Street * Columbus, Ohio 43271

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                   757 Third Avenue * New York, New York 10017

               Further information is contained in the Prospectus
                  which must precede or accompany this report.


                                   SEMI-ANNUAL
                                     REPORT
                               SEPTEMBER 30, 2001


                            THE PACIFIC CAPITAL FUNDS
                                       OF
                                CASH ASSETS TRUST

                        PACIFIC CAPITAL CASH ASSETS TRUST

                            PACIFIC CAPITAL TAX-FREE
                                CASH ASSETS TRUST

                         PACIFIC CAPITAL U.S. GOVERNMENT
                          SECURITIES CASH ASSETS TRUST


[Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                                A CASH MANAGEMENT
                                   INVESTMENT


[Logo of The Pacific Capital Funds of Cash Assets Trust: a lion standing on a twisted rope]

                            THE PACIFIC CAPITAL FUNDS
                                       OF
                                CASH ASSETS TRUST

                               SEMI-ANNUAL REPORT

                                                               November 13, 2001
Dear Investor:

     Like all Americans, the horrific terrorist attacks in Washington, D.C. and New York on September 11th deeply saddened all of us. We offer our thoughts and prayers for the victims, their families and all who are affected by this tragedy.

                              ---------------------

     Even before the tragic events of September 11th, investors were worried that the economy was sinking into a recession. Throughout the year, the Federal Reserve (the "Fed") was concerned most about the continued weakening economic conditions both here and abroad, the decline in corporate profits and the possible effect of sustained stock market losses on people's behavior. Following the attacks, the likelihood of a recession only seems greater and the rebound postponed indefinitely. To be sure, consumers are benefiting from lower taxes, falling energy costs and reduced mortgage costs but the cutbacks companies are currently making both in terms of layoffs and capital spending will delay any economic rebound.

     To boost consumer sentiment and spending, the Fed responded by aggressively lowering short-term interest rates. As of the date of this Semi-Annual Report letter, the Fed has cut interest rates 10 times since January (three times since September 11th.) The Federal Fund's rate - the rate financial institutions charge each other for overnight loans - now stands at 2.00%. Not since 1961 have interest rates been at this low level. The Fed has indicated that further rate cuts may still be necessary.

     Notwithstanding the fact that short-term interest rates are in the 2% range or less, the Pacific Capital Funds of Cash Assets Trust have consistently provided a return for investors' cash reserves that has been highly competitive under the prevailing market conditions.

     The Asset Management Group of Bank of Hawaii, the Trust's Investment Adviser, continues to manage each portfolio with strict adherence to using only those money market securities which meet high-quality standards and possess minimal credit risk in order to maintain a high level of safety for your cash reserves. Investors in each of the funds can take further comfort in knowing that constant vigilance is exercised by the Investment Adviser in choosing money


market  securities  for  each  of  the  Trust's   portfolios  which  have  ready
marketability as well as desirable investment yields.

      All those associated with the management of your cash reserves wish to thank you for the continued support and confidence you have placed in the Pacific Capital Funds of Cash Assets Trust.


                                        Sincerely,



/s/  Diana P. Herrmann						/s/  Lacy B. Herrman
----------------------                                --------------------
Diana P. Herrmann                                    Lacy B. Herrmann
President                                            Chairman,
                                                     Board of Trustees


                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)

       FACE
      AMOUNT         U.S. GOVERNMENT AGENCY DISCOUNT NOTES (40.2%)                         VALUE
----------------     ---------------------------------------------------------------   --------------
$    123,000,000     Federal Home Loan Bank, 3.03%, 10/01/01 .......................    $123,000,000
      10,000,000     Federal Home Loan Bank, 2.54%, 12/05/01 .......................       9,954,139
     100,000,000     Student Loan Marketing Association, 2.00%, 11/21/01 ...........      99,716,667
                                                                                        ------------
                        Total U.S. Government Agency Discount Notes ................     232,670,806
                                                                                        ------------
                     COMMERCIAL PAPER (51.7%)
                     ---------------------------------------------------------------
                     Banking/Credit Union (13.0%)
                     ---------------------------------------------------------------
      25,000,000     Cosco (Cayman) Co. Ltd., 2.70%, 10/19/01 LOC: Bank of America .      24,966,250
      25,000,000     Deutsche Bank AG, 2.35%, 10/22/01 .............................      24,965,802
      25,000,000     Union Bank of Switzerland Finance Corp., 2.50%, 10/22/01 ......      24,963,542
                                                                                        ------------
                        Total Banking/Credit Union .................................      74,895,594
                                                                                        ------------
                     Brokerage (12.9%)
                     ---------------------------------------------------------------
      25,000,000     Bear Stearns Cos., Inc., 2.83%, 11/02/01 ......................      24,937,111
      25,000,000     Goldman Sachs Group, Inc., 2.80%, 10/23/01 ....................      24,957,222
      25,000,000     Salomon Smith Barney, Inc., 3.05%, 10/05/01 ...................      24,991,528
                                                                                        ------------
                        Total Brokerage ............................................      74,885,861
                                                                                        ------------
                     Education (8.6%)
                     ---------------------------------------------------------------
      25,000,000     Stanford University, 3.86%, 11/02/01 ..........................      24,914,222
      25,000,000     Yale University, 3.85%, 10/10/01 ..............................      24,975,950
                                                                                        ------------
                        Total Education ............................................      49,890,172
                                                                                        ------------
                     Finance (12.9%)
                     ---------------------------------------------------------------
      25,000,000     American Express Credit Corp., 2.35%, 12/18/01 ................      24,872,708
      25,000,000     General Electric Capital Corp., 3.49%, 10/09/01 ...............      24,980,611
      25,000,000     Prudential Funding LLC, 3.49%, 10/01/01 .......................      25,000,000
                                                                                        ------------
                        Total Finance ..............................................      74,853,319
                                                                                        ------------
                     Oil & Gas (4.3%)
                     ---------------------------------------------------------------
      25,000,000     Chevron USA, Inc., 2.35%, 10/12/01 ............................      24,982,049
                                                                                        ------------
                           Total Commercial Paper ..................................     299,506,995
                                                                                        ------------
                     CORPORATE NOTES (2.6%)
                     ---------------------------------------------------------------
      15,000,000     Peoples Benefit Life, Variable Rate Note, 3.65%, 6/30/02 (1) ..      15,000,000
                                                                                        ------------





                     U.S. TREASURY BILLS (2.3%)
                     ---------------------------------------------------------------
$     13,000,000     United States Treasury Bills, 2.15%, 12/06/01 .................    $ 12,948,758
                                                                                        ------------
                     INVESTMENT COMPANY (3.5%)
                     ---------------------------------------------------------------
      20,289,638     One Group Government Money Market Fund (I Shares) .............      20,289,638
                                                                                        ------------

                           Total Investments (amortized cost $580,416,197*)   100.3%     580,416,197

                           Other assets less liabilities ..................    (0.3)      (1,459,382)
                                                                             -------    ------------
                           Net Assets .....................................   100.0%    $578,956,815
                                                                             =======    ============

               (*)  Cost for Federal tax purposes is identical.

               (1) Illiquid security. The security is considered illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer. As this security is a variable rate, note the rate shown represents the rate in effect at fiscal year-end and the maturity date reflects the next rate change date.

               AG - Aktiengesellschaft (West German Stock Co.)
               LOC - Letter of Credit


                See accompanying notes to financial statements.


                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)

                                                                              RATING
      FACE                                                                   MOODY'S/
     AMOUNT       BONDS AND NOTES (99.6%)                                       S&P            VALUE
---------------   --------------------------------------------------------  ------------   --------------
                  ALABAMA (0.8%)
                  --------------------------------------------------------
                  Montgomery, AL Baptist Medical Center Special
                     Care Facilities Financing Authority Revenue
                     Bonds, Series A
$     1,250,000   5.75%, 1/01/22 .........................................    Aaa/AAA      $    1,257,631
                                                                                           --------------
                     Insurance: Financial Guaranty Insurance Corporation

                  COLORADO (2.0%)
                  --------------------------------------------------------
                  Colorado Housing & Finance Authority Revenue
                     Bonds Series A-1
      2,000,000   2.65%, 10/01/30 ........................................  VMIGI/A-1+          2,000,000
                     Letter of Credit: Federal Home Loan Bank
                  Douglas County, CO School District No. 1
                     Douglas & Elbert County Tax Anticipation Notes
      1,000,000   3.50%, 6/28/02 .........................................    MIG1/NR           1,007,418
                                                                                           --------------
                        Total Colorado ...................................                      3,007,418
                                                                                           --------------
                  CONNECTICUT (1.0%)
                  --------------------------------------------------------
                  Connecticut State Health & Education Facilities
                     Authority Revenue Bonds (Yale University Project),
                     Series V-1
      1,500,000   2.60%, 7/01/36, Daily Reset* ...........................  VMIGI/A-1+          1,500,000
                                                                                           --------------
                  FLORIDA (2.1%)
                  --------------------------------------------------------
                  Dade County, FL Public Services Tax Revenue Bonds
      1,120,000   5.00%, 10/01/01 ........................................    Aaa/AAA           1,120,000
                     Insurance: Financial Security Assurance
                  Florida State Jacksonville Transportation Senior Lien
                     Revenue Bonds
      1,500,000   5.90%, 7/01/04 .........................................   Aaa/ AA+           1,549,873
                  Manatee County, FL Public Utility Improvement
                     Revenue Bonds Series 1991 A
        500,000   6.75%, 10/01/13 ........................................    Aaa/AAA             510,000
                                                                                           --------------
                     Insurance: Municipal Bond Insurance Association
                        Total Florida ....................................                      3,179,873
                                                                                           --------------
                  GEORGIA (1.3%)
                  --------------------------------------------------------
                  Albany, GA Sewer System Revenue Bonds
      1,020,000   6.30%, 7/01/03 .........................................    Aaa/AAA           1,067,352
                     Insurance: Municipal Bond Insurance Association
                  Atlanta, GA Water & Wastewater Revenue Bonds,
                     Series A
      1,000,000   4.50%, 11/01/01 ........................................    Aaa/AAA           1,000,936
                                                                                           --------------
                     Insurance: Financial Guaranty Insurance Corporation
                        Total Georgia ....................................                      2,068,288
                                                                                           --------------




                  HAWAII (44.2%)
                  --------------------------------------------------------
                  Hawaii State Airports Systems Revenue Bonds,
                     Second Series
      1,780,000   5.65%, 7/01/02 .........................................    Aaa/AAA           1,816,472
                     Insurance: Municipal Bond Insurance Association
                  Hawaii State Department of Budget & Finance
                     Special Purpose Revenue Bonds (Queens Health
                     Systems), Series A
     20,560,000   2.75%, 7/01/26, Weekly Reset* ..........................  VMIG1/ A-1+        20,560,000
                     Letter of Credit: Morgan Guaranty Trust
                  Hawaii State, General Obligation Bonds, Series BV
      1,300,000   5.85%, 11/01/01 ........................................    Aa3/AA-           1,301,760
                  Hawaii State, General Obligation Bonds, Series BW
      2,000,000   5.90%, 3/01/02 .........................................    Aa3/AA-           2,025,622
                  Hawaii State, General Obligation Bonds, Series CD
      2,070,000   4.90%, 2/01/02 .........................................    Aa3/AA-           2,081,286
                  Hawaii State, General Obligation Bonds, Series CE
        500,000   5.10%, 6/01/02 .........................................    Aaa/AA-             507,924
                  Hawaii State, General Obligation Bonds, Series CI
      2,790,000   4.10%, 11/01/01 ........................................    Aa3/AA-           2,788,703
                  Hawaii State Housing Finance & Development Corp.
                     Revenue Bonds (Affordable Rental Housing
                     Program), Series A
      7,450,000   2.35%, 7/01/27, Weekly Reset* ..........................   VMIG1/NR           7,450,000
                     Letter of Credit: Banque Nationale Paris
                  Hawaii State Housing Finance & Development Corp.
                     Revenue Bonds (Rental Housing System), Series 89 A
      2,700,000   2.28%, 7/01/24, Weekly Reset* ..........................   VMIG1/NR           2,700,000
                     Letter of Credit: Banque Nationale Paris
                  Honolulu City & County, HI General Obligation
                     Bonds Commercial Paper Notes
      3,000,000   2.23%, 10/02/01, Weekly Reset* .........................    Aaa/AAA           3,000,000
                     Letter of Credit: Westdeutsche Landesbank
                  Honolulu City & County, HI General Obligation
                     Bonds, Series A
        200,000   5.40%, 1/01/02 .........................................    Aaa/AA-             201,014
                  Honolulu City & County, HI General Obligation
                     Bonds, Series One
        200,000   5.70%, 6/01/02 .........................................    Aa3/AA-             204,049
                  Honolulu City & County, HI General Obligation
                     Bonds, Series A
      2,150,000   2.23%, 1/01/04, Weekly Reset* ..........................  VIMIGI/A-1+         2,150,000
                     Letter of Credit: Landesbank Hessen



                  Honolulu City & County, HI General Obligation
                     Bonds, Series A
        500,000   2.23%, 1/01/05, Weekly Reset* ..........................  VIMIGI/A-1+           500,000
                     Letter of Credit: Landesbank Hessen
                  Honolulu City & County, HI General Obligation
                     Bonds, Series A
        825,000   6.30%, 3/01/08 .........................................    Aa3/AA-             851,087
                  Honolulu City & County, HI General Obligation
                     Bonds, Series A
      2,225,000   2.23%, 1/01/10, Weekly Reset* ..........................  VIMIGI/A-1+         2,225,000
                     Letter of Credit: Landesbank Hessen
                  Honolulu City & County, HI General Obligation
                     Bonds, Series A
      5,645,000   2.23%, 1/01/17, Weekly Reset* ..........................  VIMIGI/A-1+         5,645,000
                     Letter of Credit: Landesbank Hessen
                  Honolulu City & County, HI General Obligation
                     Bonds, Series A
        855,000   2.23%, 1/01/18, Weekly Reset* ..........................  VIMIGI/A-1+           855,000
                     Letter of Credit: Landesbank Hessen
                  Honolulu City & County, HI General Obligation
                     Bonds, Series A
      1,500,000   2.23%, 1/01/19, Weekly Reset* ..........................  VIMIGI/A-1+         1,500,000
                     Letter of Credit: Landesbank Hessen
                  Maui County, HI Board of Water Supply, Revenue
                     Bonds, Series A
        515,000   6.10%, 12/01/02 ........................................    Aaa/AAA             522,380
                     Insurance: Financial Guaranty Insurance Corporation
                  Maui County, HI General Obligation Bonds, Series A
        970,000   4.50%, 3/01/02 .........................................    Aa3/AA-             975,979
                  Secondary Market Services Corp. Hawaii Student
                     Loan Revenue Bonds, Senior Series II
      6,000,000   2.35%, 9/01/10, Weekly Reset* ..........................  VMIG1/A-1+          6,000,000
                     Letter of Credit: Student Loan Marketing
                  Secondary Market Services Corp. Hawaii Student
                     Loan Revenue Bonds, Senior Series II
      1,700,000   2.35%, 9/01/35, Weekly Reset* ..........................   VMIG1/NR           1,700,000
                                                                                           --------------
                     Letter of Credit: Student Loan Marketing
                        Total Hawaii .....................................                     67,561,276
                                                                                           --------------




                  IDAHO (3.1%)
                  --------------------------------------------------------
                  Idaho Health Facilities Authority Revenue Bonds
                     (St. Lukes Regional Medical Center Project)
      4,790,000   2.75%, 5/01/22, Daily Reset* ...........................   VMIG1/NR           4,790,000
                                                                                           --------------
                     Letter of Credit: Bayerische Landesbank

                  ILLINOIS (1.9%)
                  --------------------------------------------------------
                  Madison County, IL Environmental Improvement
                     Revenue Bonds (Shell Wood River Refining Project)
      1,910,000   2.75%, 4/01/32, Daily Reset* ...........................  VMIG1/A-1+          1,910,000
                  Peoria, IL General Obligation Bonds
      1,000,000   5.00%, 1/01/02 .........................................    Aaa/AAA           1,004,272
                                                                                           --------------
                        Total Illinois ...................................                      2,914,272
                                                                                           --------------
                  INDIANA (5.9%)
                  --------------------------------------------------------
                  Indianapolis, IN Economic Development Revenue
                     Bonds (Jewish Federation Campus)
      4,780,000   2.25%, 4/01/05, Weekly Reset* ..........................   VMIG1/NR           4,780,000
                     Letter of Credit: NBD Bank
                  Purdue University, IN University Revenue Bonds
                     (Student Fee), Series E
      1,000,000   2.25%, 7/01/11, Weekly Reset* ..........................  VMIG1/A-1+          1,000,000
                     Letter of Credit: Bank One N.A.
                  Purdue University, IN University Revenue Bonds
                     (Student Fee), Series H
      1,690,000   2.25%, 7/01/17, Weekly Reset* ..........................  VMIG1/A-1+          1,690,000
                  Purdue University, IN University Revenue Bonds
                     (Student Fee), Series O
        940,000   2.25%, 7/01/19, Weekly Reset* ..........................  VMIG1/A-1+            940,000
                     Letter of Credit: Bank One N.A.
                  Purdue University, IN University Revenue Bonds
                     (Student Fee), Series L
        620,000   2.25%, 7/01/20, Weekly Reset* ..........................  VMIG1/A-1+            620,000
                                                                                           --------------
                        Total Indiana ....................................                      9,030,000
                                                                                           --------------
                  IOWA (0.9%)
                  --------------------------------------------------------
                  Iowa Higher Education Loan Authority Revenue
                     Bonds (Loros College Project)
      1,450,000   2.75%, 11/01/30, Daily Reset* ..........................    NR/A-1+           1,450,000
                                                                                           --------------
                     Letter of Credit: LaSalle Bank N.A.




                  LOUISIANA (2.0%)
                  --------------------------------------------------------

                  St. Charles Parish, LA Pollution Control Revenue
                     Bonds (Shell Oil Co. Project), Series A
      1,000,000   2.75%, 10/01/22, Daily Reset* ..........................  VMIG1/A-1+          1,000,000
                  St. Charles Parish, LA Pollution Control Revenue
                     Bonds (Shell Oil Co.-Norco Project)
      2,100,000   2.75%, 9/01/23, Daily Reset* ...........................    NR/A-1+           2,100,000
                                                                                           --------------
                        Total Louisiana ..................................                      3,100,000
                                                                                           --------------
                  MARYLAND (0.9%)
                  --------------------------------------------------------
                  Harford County, MD Public Improvement, General
                     Obligation Bonds
      1,350,000   4.25%, 1/15/02 .........................................    Aa2/AA            1,353,988
                                                                                           --------------
                  MASSACHUSETTS (0.7%)
                  --------------------------------------------------------
                  Massachusetts State, General Obligation Bonds,
                     Series A
      1,000,000   2.20%, 9/01/16, Weekly Reset* ..........................   VMIG1/A-1          1,000,000
                                                                                           --------------
                     Letter of Credit: Commerzbank A.G.

                  MICHIGAN (1.0%)
                  --------------------------------------------------------
                  Michigan State, Strategic Fund Ltd. Revenue Bonds
                     (Village at Ann Arbor LLC Project), Series A
      1,485,000   2.25%, 2/15/34, Weekly Reset* ..........................   VMIG1/NR           1,485,000
                                                                                           --------------
                     Letter of Credit: Fannie Mae Credit Facility

                  MINNESOTA (5.5%)
                  --------------------------------------------------------
                  Cohasset, MN Revenue Bonds (Minnesota Power &
                     Light Co. Project), Series D
        100,000   2.75%, 12/01/07, Daily Reset* ..........................    NR/A-1+             100,000
                     Letter of Credit: ABN Amro Bank N.V.
                  Cohasset, MN Revenue Bonds (Minnesota Power &
                     Light Co. Project), Series C
      1,350,000   2.75%, 6/01/13, Daily Reset* ...........................    NR/A-1+           1,350,000
                     Letter of Credit: ABN Amro Bank N.V.
                  Cohasset, MN Revenue Bonds (Minnesota Power &
                     Light Co. Project), Series A
      2,415,000   2.75%, 6/01/20, Daily Reset* ...........................    NR/A-1+           2,415,000
                     Letter of Credit: ABN Amro Bank N.V.



                  Hennepin County, MN General Obligation Bonds,
                     Series A
        500,000   4.50%, 12/01/01 ........................................    Aaa/AAA             500,972
                  Hennepin County, MN General Obligation Bonds,
                     Series C
      1,255,000   2.15%, 12/01/04, Weekly Reset* .........................  VMIG1/A-1+          1,255,000
                     Letter of Credit: Westdeutsche Landesbank
                  Hennepin County, MN General Obligation Bonds,
                     Series C
      1,770,000   2.15%, 12/01/10, Weekly Reset* .........................  VMIG1/A-1+          1,770,000
                     Letter of Credit: Westdeutsche Landesbank
                  Minneapolis, MN General Obligation Bonds, Series A
        300,000   2.15%, 12/01/05, Weekly Reset* .........................   VMIG1/A-1            300,000
                     Letter of Credit: Bayerische Vereinsbank
                  Minneapolis, MN General Obligation Bonds
                     (Convention Center)
        500,000   2.15%, 12/01/18, Weekly Reset* .........................   VMIG1/A-1            500,000
                     Letter of Credit: Bayerische Vereinsbank
                  Minneapolis, MN General Obligation Bonds
                     (Convention Center)
        250,000   2.15%, 12/01/18, Weekly Reset* .........................   VMIG1/A-1            250,000
                                                                                           --------------
                     Letter of Credit: Bayerische Vereinsbank
                        Total Minnesota ..................................                      8,440,972
                                                                                           --------------
                  MISSOURI (0.9%)
                  --------------------------------------------------------
                  Missouri State, Health & Educational Facilities
                     Revenue Bonds (Saint Louis University), Series A
      1,235,000   2.80%, 10/01/09, Daily Reset* ..........................  VMIG1/A-1+          1,235,000
                     Letter of Credit: Bank of America N.A.
                  Missouri State, Health & Educational Facilities
                     Revenue Bonds (Saint Louis University), Series B
        100,000   2.80%, 10/01/24, Daily Reset* ..........................  VMIG1/A-1+            100,000
                                                                                           --------------
                     Letter of Credit: Bank of America N.A.
                        Total Missouri ...................................                      1,335,000
                                                                                           --------------
                  NEW JERSEY (0.5%)
                  --------------------------------------------------------
                  New Jersey Economic Development Authority Revenue
                     Bonds School Facilities Construction, Series A
        700,000   4.00%, 6/15/02 .........................................    Aa2/AA              706,820
                                                                                           --------------




                  NEW MEXICO (0.7%)
                  --------------------------------------------------------
                  New Mexico State, General Obligation Bonds,
                     (Capital Projects)
      1,000,000   4.50%, 3/01/02 .........................................    Aa1/AA+           1,004,837
                                                                                           --------------
                  NEW YORK (0.2%)
                  --------------------------------------------------------
                  New York State, Power Authority Revenue &
                     General Purpose Bonds, Series Z
        300,000   6.25%, 1/01/04 .........................................    Aaa/AAA             307,321
                                                                                           --------------
                  NORTH CAROLINA (2.9%)
                  --------------------------------------------------------
                  Durham County, NC General Obligation Bonds,
                     (Public Improvement Project)
      2,975,000   2.40%, 2/01/11, Weekly Reset* ..........................   VMIG1/A-1          2,975,000
                     Letter of Credit: Wachovia Bank of North Carolina
                  Durham County, NC General Obligation Bonds,
                     (Public Improvement Project)
      1,475,000   2.40%, 2/01/13, Weekly Reset* ..........................   VMIG1/A-1          1,475,000
                                                                                           --------------
                     Letter of Credit: Wachovia Bank of North Carolina
                        Total North Carolina .............................                      4,450,000
                                                                                           --------------
                  OHIO (0.7%)
                  --------------------------------------------------------
                  Delaware County, OH General Obligation Bonds,
                     (Sewer District Improvement)
      1,000,000   3.60%, 12/01/01 ........................................    Aaa/AAA           1,000,398
                                                                                           --------------
                     Insurance: Municipal Bond Insurance Association

                  OREGON (1.4%)
                  --------------------------------------------------------
                  Emerald Peoples Utility District, OR Revenue Bonds,
                     Series B
        755,000   6.75%, 11/01/09 ........................................    Aaa/AAA             757,117
                     Insurance: Financial Security Assurance
                  Multnomah County, OR School District No. 4
                     General Obligation Bonds (Gresham)
      1,400,000   5.80%, 1/01/04 .........................................     A1/A+            1,404,858
                                                                                           --------------
                        Total Oregon .....................................                      2,161,975
                                                                                           --------------
                  PENNSYLVANIA (1.7%)
                  --------------------------------------------------------
                  Pennsylvania State, General Obligation Bonds,
                     First Series
        655,000   5.25%, 1/15/02 .........................................    Aa2/AA              656,553
                  Pennsylvania State Higher Education Facilities
                     College & University Revenue Bonds, (College of
                     Pharmacy & Science)
      1,000,000   4.45%, 11/01/01 ........................................    Aaa/AAA           1,000,954
                     Insurance: Municipal Bond Insurance Association



                  Trinity Area School District, PA General Obligation
                     Bonds
      1,000,000   6.63%, 11/01/11 ........................................    Aaa/AAA           1,002,852
                                                                                           --------------
                     Insurance: Financial Guaranty Insurance Corporation
                        Total Pennsylvania ...............................                      2,660,359
                                                                                           --------------
                  TEXAS (11.0%)
                  --------------------------------------------------------
                  Arlington, TX Independent School District, General
                     Obligation Bonds
      1,500,000   6.10%, 2/15/05 .........................................    Aaa/NR            1,515,565
                     Insurance: Permanent School Fund Guaranteed
                  Austin, TX Utility System Revenue Bonds
      1,500,000   6.50%, 10/01/01 ........................................    Aaa/AAA           1,500,000
                  Gulf Coast Waste Disposal Authority, TX Revenue
                     Bonds, (Amoco Oil Co. Project)
      3,000,000   2.75%, 7/01/27, Daily Reset* ...........................   VMIGI/AA+          3,000,000
                  Houston, TX General Obligation Bonds, Series C
      1,305,000   6.00%, 3/01/05 .........................................    Aa3/AA-           1,320,046
                  Irving, TX Independent School District General
                     Obligation Bonds
      1,315,000   5.00%, 2/15/07 .........................................    Aaa/AAA           1,323,087
                     Insurance: Permanent School Fund Guaranteed
                  Lower Neches Valley Authority, TX Pollution Control
                     Revenue Bonds, (Chevron U.S.A., Inc. Project)
      1,500,000   2.40%, 2/15/17, Semi-Annual Reset* .....................   P-1/A-1+           1,500,000
                  Texas State, General Obligation Bonds, Series C
      1,400,000   5.50%, 4/01/20 .........................................     NR/AA            1,444,234
                  Texas State, Tax and Revenue Anticipation Notes,
                     Series A
      3,000,000   3.75%, 8/29/02 .........................................  MIG1/SP-1+          3,034,624
                  West Side Calhoun County, TX Sewer & Solid
                     Waste Disposal Revenue Bonds, (BP Chemicals,
                     Inc. Project)
      2,200,000   2.75%, 4/01/31, Daily Reset* ...........................   P-1/A-1+           2,200,000
                                                                                           --------------
                     Insurance: Guaranty Agreement with British
                     Petroleum
                        Total Texas ......................................                     16,837,556
                                                                                           --------------




                  UTAH (0.7%)
                  --------------------------------------------------------
                  University of Utah Revenue Bonds (Auxiliary &
                     Campus Facilities), Series A
      1,000,000   2.30%, 4/01/27, Weekly Reset* ..........................  VMIG1/A-1+          1,000,000
                                                                                           --------------
                     Letter of Credit: Bank of Nova Scotia

                  WASHINGTON (3.0%)
                  --------------------------------------------------------
                  Seattle, WA Water System Revenue Bonds
      1,000,000   2.15%, 9/01/25, Weekly Reset* ..........................  VMIG1/A-1+          1,000,000
                     Letter of Credit: Bayerische Landesbank
                  Snohomish County, WA Public Hospital General
                     Obligation Bonds (Stevens Memorial Hospital)
        500,000   6.85%, 12/01/11 ........................................    Aaa/AAA             502,810
                     Insurance: Financial Guaranty Insurance Corporation
                  Washington State Health Care Facility Authority
                     Revenue Bonds (Fred Hutchinson Cancer
                     Research Center)
      3,100,000   2.65%, 1/01/23, Daily Reset* ...........................   VMIG1/NR           3,100,000
                                                                                           --------------
                     Letter of Credit: Morgan Guaranty Trust
                        Total Washington .................................                      4,602,810
                                                                                           --------------
                  WISCONSIN (2.6%)
                  --------------------------------------------------------
                  Milwaukee County, WI General Obligation Bonds,
                     Series A
      2,445,000   6.50%, 12/01/09 ........................................     NR/AA            2,453,781
                  Milwaukee, WI Metropolitan Sewer District General
                     Obligation Bonds, Series A
      1,500,000   6.70%, 10/01/01 ........................................    Aa1/NR            1,500,000
                                                                                           --------------
                       Total Wisconsin ...................................                      3,953,781
                                                                                           --------------
                       Total Bonds and Notes .............................                    152,159,575
                                                                                           --------------

                     Total Investments (amortized cost $152,159,575**) ...      99.6%         152,159,575
                     Other assets less liabilities .......................       0.4              552,587
                                                                               -----       --------------
                     Net Assets ..........................................     100.0%      $  152,712,162
                                                                               =====       ==============

          (*) Variable rate obligation payable at par on demand at any time on no more than seven days notice.

          (**) Cost for Federal tax purposes is identical.


                See accompanying notes to financial statements.



                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                            STATEMENT OF INVESTMENTS
                         SEPTEMBER 30, 2001 (UNAUDITED)

        FACE
       AMOUNT     U.S. GOVERNMENT AGENCIES (93.6%)                                              VALUE
---------------   --------------------------------------------------------------------       ------------
                  FEDERAL FARM CREDIT BANK (4.8%)
                  --------------------------------------------------------------------
$    24,000,000   4.60%, due 11/02/01 ................................................       $ 23,901,867
     10,000,000   5.60%, due 12/13/01 ................................................          9,886,444
                                                                                             ------------
                       Total Federal Farm Credit Bank ................................         33,788,311
                                                                                             ------------
                  FEDERAL HOME LOAN BANK (67.3%)
                  --------------------------------------------------------------------
     38,000,000   3.03%, due 10/01/01 ................................................         38,000,000
     75,000,000   3.45%, due 10/03/01 ................................................         74,985,625
     43,000,000   3.20%, due 10/15/01 ................................................         42,946,489
     50,000,000   3.39%, due 10/24/01 ................................................         49,891,708
     25,000,000   3.84%, due 11/02/01 ................................................         24,914,667
     75,000,000   3.47%, due 11/07/01 ................................................         74,732,906
     25,000,000   2.45%, due 11/23/01 ................................................         24,909,826
     10,000,000   2.54%, due 12/05/01 ................................................          9,954,139
     25,000,000   2.41%, due 12/07/01 ................................................         24,887,868
     30,000,000   3.48%, due 1/18/02 .................................................         29,683,446
     35,000,000   3.28%, due 3/08/02 .................................................         34,496,156
     40,000,000   2.33%, due 4/01/02 .................................................         39,528,822
                                                                                             ------------
                       Total Federal Home Loan Bank ..................................        468,931,652
                                                                                             ------------
                  STUDENT LOAN MARKETING ASSOCIATION (21.5%)
                  --------------------------------------------------------------------
     50,000,000   3.53%, due 10/25/01 ................................................         49,882,333
    100,000,000   2.00%, due 11/21/01 ................................................         99,716,667
                                                                                             ------------
                       Total Student Loan Marketing Association ......................        149,599,000
                                                                                             ------------
                       Total U.S. Government Agencies ................................        652,318,963
                                                                                             ------------
                  U.S. TREASURY BILLS (2.9%)
                  --------------------------------------------------------------------
     20,000,000      2.15%, due 12/06/01 .............................................         19,921,167
                                                                                             ------------
                  INVESTMENT COMPANY (3.8%)
                  --------------------------------------------------------------------
     26,794,682   One Group Government Money Market Fund (I Shares) ..................         26,794,682
                                                                                             ------------

                       Total Investments (amortized cost $699,034,812*) ..      100.3%        699,034,812
                       Other assets less liabilities .....................       (0.3)         (1,837,053)
                                                                                -----        ------------
                       Net Assets ........................................      100.0%       $697,197,759
                                                                                =====        ============

          (*)  Cost for Federal tax purposes is identical.


                See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2001 (UNAUDITED)

                                                                            CASH                 TAX-FREE               GOVERNMENT
                                                                            FUND                   FUND                    FUND
                                                                        -------------          -------------          -------------
ASSETS:
   Investments at value
      (cost $580,416,197, $152,159,575 and $619,034,812,
      respectively) ................................................    $ 580,416,197          $ 152,159,575          $ 699,034,812
   Cash ............................................................                -                  3,755                      -
   Interest receivable .............................................           72,412                901,469                 31,326
   Other assets ....................................................            7,145                    370                    240
                                                                        -------------          -------------          -------------
      Total Assets .................................................      580,495,754            153,065,169            699,066,378
                                                                        -------------          -------------          -------------
LIABILITIES:
   Dividends payable ...............................................        1,195,470                252,088              1,537,400
   Adviser and Administrator fees payable ..........................          234,541                 50,866                221,913
   Distribution fees payable .......................................           40,706                 14,610                 84,253
   Accrued expenses ................................................           68,222                 35,443                 25,053
                                                                        -------------          -------------          -------------
      Total Liabilities ............................................        1,538,939                353,007              1,868,619
                                                                        -------------          -------------          -------------
   NET ASSETS ......................................................    $ 578,956,815          $ 152,712,162          $ 697,197,759
                                                                        =============          =============          =============
NET ASSETS CONSIST OF:
   Capital Stock - Authorized an unlimited number
      of shares, par value $.01 per share ..........................    $   5,790,613          $   1,527,107          $   6,972,038
   Additional paid-in capital ......................................      573,270,409            151,372,932            690,231,944
   Accumulated net realized gain (loss) on investments .............              662                    (23)                14,475
   Overdistributed net investment income ...........................         (104,869)              (187,854)               (20,698)
                                                                        -------------          -------------          -------------
                                                                        $ 578,956,815          $ 152,712,162          $ 697,197,759
                                                                        =============          =============          =============

SHARES OF BENEFICIAL INTEREST:
   Original Shares Class:
      Net Assets ...................................................    $ 391,260,507          $  85,281,421          $ 242,844,872
                                                                        =============          =============          =============
      Shares outstanding ...........................................      391,558,253             85,280,328            242,845,367
                                                                        =============          =============          =============
      Net asset value per share ....................................            $1.00                  $1.00                  $1.00
                                                                        =============          =============          =============
   Service Shares Class:
      Net Assets ...................................................    $ 187,696,308          $  67,430,741          $ 454,352,887
                                                                        =============          =============          =============
      Shares outstanding ...........................................      187,502,997             67,430,322            454,358,477
                                                                        =============          =============          =============
      Net asset value per share ....................................            $1.00                  $1.00                  $1.00
                                                                        =============          =============          =============


                See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001 (UNAUDITED)


                                                              CASH             TAX-FREE         GOVERNMENT
                                                              FUND               FUND              FUND
                                                          ------------       -----------       ------------
INVESTMENT INCOME:
   Interest income .................................      $ 11,239,560       $ 2,368,932       $ 12,017,071
                                                          ------------       -----------       ------------
EXPENSES:
   Investment Adviser fees (note 3) ................         1,046,859           223,803            957,205
   Administrator fees (note 3) .....................           359,888            82,112            224,921
   Distribution fees (note 3) ......................           257,136            83,604            486,961
   Trustees' fees and expenses .....................            76,009            28,232             60,474
   Legal fees ......................................            29,576             7,994             27,037
   Shareholders' reports ...........................            21,999             3,912             11,451
   Fund accounting fees ............................            17,590            15,216             14,526
   Insurance .......................................            16,401             4,414             14,818
   Custodian fees ..................................            16,337             3,381              7,658
   Transfer and shareholder servicing agent fees ...            14,872            12,006             13,711
   Audit and accounting fees .......................            12,572             9,781             10,653
   Registration fees and dues ......................            10,685             2,219              5,269
   Miscellaneous ...................................             7,582             2,947             16,370
                                                          ------------       -----------       ------------
   Total expenses ..................................         1,887,506           479,621          1,851,054
   Expenses paid indirectly (note 6) ...............           (15,803)             (216)            (4,458)
                                                          ------------       -----------       ------------
   Net expenses ....................................         1,871,703           479,405          1,846,596
                                                          ------------       -----------       ------------
Net investment income ..............................         9,367,857         1,889,527         10,170,475
Net realized gain from securities transactions .....           197,334                 9             25,798
                                                          ------------       -----------       ------------
Net increase in net assets resulting from operations      $  9,565,191       $ 1,889,536       $ 10,196,273
                                                          ============       ===========       ============

                See accompanying notes to financial statements.


                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                      CASH FUND                        TAX-FREE FUND               GOVERNMENT FUND
                                         ----------------------------------    --------------------------------    ---------------
                                         SIX MONTHS ENDED         YEAR       SIX MONTHS ENDED        YEAR         SIX MONTHS ENDED
                                          SEPT. 30, 2001         ENDED        SEPT. 30, 2001        ENDED          SEPT. 30, 2001
                                           (UNAUDITED)       MARCH 31, 2001     (UNAUDITED)     MARCH 31, 2001       (UNAUDITED)
                                         ---------------    ---------------    -------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income ............    $     9,367,857    $    34,889,237    $   1,889,527    $     4,676,177    $    10,170,475
   Net realized gain (loss)
      from securities transactions...            197,334            180,534                9                  9             25,798
                                         ---------------    ---------------    -------------    ---------------    ---------------
   Change in net assets
      resulting from operations .....          9,565,191         35,069,771        1,889,536          4,676,186         10,196,273
                                         ---------------    ---------------    -------------    ---------------    ---------------

   DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
      Original Shares ...............         (6,152,780)       (23,573,272)      (1,118,935)        (3,045,910)        (3,613,021)
      Service Shares ................         (3,325,435)       (11,315,968)        (771,184)        (1,630,270)        (6,605,069)
                                         ---------------    ---------------    -------------    ---------------    ---------------
      Total dividends to shareholders
      from net investment income ....         (9,478,215)       (34,889,240)      (1,890,119)        (4,676,180)       (10,218,090)
                                         ---------------    ---------------    -------------    ---------------    ---------------

   CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
   Proceeds from shares sold:
   Original Shares ..................        566,937,457      1,189,421,376       63,362,893        220,494,187        571,126,244
   Service Shares ...................        187,913,862        551,244,651       51,189,152         78,052,725        658,517,722
                                         ---------------    ---------------    -------------    ---------------    ---------------
                                             754,851,319      1,740,666,027      114,552,045        298,546,912      1,229,643,966
                                         ---------------    ---------------    -------------    ---------------    ---------------
   Reinvested dividends and
   distributions:
   Original Shares ..................            149,873            440,228           38,450            102,162             61,149
   Service Shares ...................          3,764,211         11,262,288          778,830          1,643,226          7,130,212
                                         ---------------    ---------------    -------------    ---------------    ---------------
                                               3,914,084         11,702,516          817,280          1,745,388          7,191,361
                                         ---------------    ---------------    -------------    ---------------    ---------------

   Cost of shares redeemed:
   Original Shares ..................       (540,150,551)    (1,338,658,170)     (79,143,019)      (219,993,644)      (479,360,475)
   Service Shares ...................       (225,109,390)      (515,858,167)     (38,966,459)       (75,961,888)      (542,914,204)
                                         ---------------    ---------------    -------------    ---------------    ---------------
                                            (765,259,941)    (1,854,516,337)    (118,109,478)      (295,955,532)    (1,022,274,679)
                                         ---------------    ---------------    -------------    ---------------    ---------------
   Change in net assets
   from capital share transactions ..         (6,494,538)      (102,147,794)      (2,740,153)         4,336,768        214,560,648
                                         ---------------    ---------------    -------------    ---------------    ---------------
   Total change in net assets .......         (6,407,562)      (101,967,263)      (2,740,736)         4,336,774        214,538,831

NET ASSETS:
    Beginning of period .............        585,364,377        687,331,640      155,452,898        151,116,124        482,658,928
                                         ---------------    ---------------    -------------    ---------------    ---------------
    End of period ...................    $   578,956,815    $   585,364,377    $ 152,712,162    $   155,452,898    $   697,197,759
                                         ===============    ===============    =============    ===============    ===============


                                             GOVERNMENT FUND
                                             ---------------
                                                  YEAR
                                                  ENDED
                                             MARCH 31, 2001
                                             ---------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
   Net investment income ..............      $    27,177,574
   Net realized gain (loss)
      from securities transactions ....               (1,298)
                                             ---------------
   Change in net assets
      resulting from operations .......           27,176,276
                                             ---------------

   DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME:
      Original Shares .................           (8,495,952)
      Service Shares ..................          (18,681,612)
                                             ---------------
      Total dividends to shareholders
      from net investment income ......          (27,177,564)
                                             ---------------

   CAPITAL SHARE TRANSACTIONS
   (at $1.00 per share):
   Proceeds from shares sold:
   Original Shares ....................          485,087,392
   Service Shares .....................        1,309,461,793
                                             ---------------
                                               1,794,549,185
                                             ---------------

   Reinvested dividends and
   distributions:
   Original Shares ....................              121,323
   Service Shares .....................           18,404,173
                                             ---------------
                                                  18,525,496
                                             ---------------

   Cost of shares redeemed:
   Original Shares ....................         (499,868,675)
   Service Shares .....................       (1,289,539,902)
                                             ---------------
                                              (1,789,408,577)
   Change in net assets
   from capital share transactions ....           23,666,104
                                             ---------------
   Total change in net assets .........           23,664,816

NET ASSETS:
    Beginning of period ...............          458,994,112
                                             ---------------
    End of period .....................      $   482,658,928
                                             ===============

                See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


1.  ORGANIZATION

     Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

     The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.


d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940 Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

     Asset Management Group of Bank of Hawaii (formerly Pacific Century Trust) (the "Adviser"), serves as Investment Adviser to the Trust. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. The Funds also have Administration Agreements with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Funds other than those relating to the investment portfolio and the maintenance of the accounting books and records. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

     Pacific Capital Cash Assets Trust - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively.


     Pacific Capital Tax-Free Cash Assets Trust - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

     Pacific Capital U.S. Government Securities Cash Assets Trust - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

     The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 2001.

b)  DISTRIBUTION AND SERVICE FEES:

     Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees"- broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

     Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.   (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.

4.  DISTRIBUTIONS

     The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.


     At March 31, 2001, the Cash Fund had a capital loss carryover of $196,672 which expires on March 31, 2002, and the Government Fund had a capital loss carryover of $10,026 of which $9,725 expires on March 31, 2008, and $301 of which expires on March 31, 2009. These amounts are available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code and it is probable the gains so offset will not be distributed.

5.  GUARANTEES OF CERTAIN COMMERCIAL PAPER

     Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

6.  EXPENSES

     The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7.  PORTFOLIO ORIENTATION

     Since the Pacific Capital Tax-Free Cash Assets Trust has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers ability to meet their obligations.


                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                ORIGINAL SHARES
                                       --------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                         YEAR ENDED MARCH 31,
                                         9/30/01       -----------------------------------------------------
                                       (UNAUDITED)      2001        2000        1999        1998        1997
                                       -----------     -----       -----       -----       -----       -----
Net asset value, beginning of period .    $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                          -----        -----       -----       -----       -----       -----
Income from investment operations:
   Net investment income .............     0.02         0.06        0.05        0.05        0.05        0.05
                                          -----        -----       -----       -----       -----       -----
Less distributions:
   Dividends from net investment
      income .........................    (0.02)       (0.06)      (0.05)      (0.05)      (0.05)      (0.05)
                                          -----        -----       -----       -----       -----       -----
Net asset value, end of period .......    $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                          =====        =====       =====       =====       =====       =====
Total return .........................     1.75%+       5.90%       4.89%       4.90%       5.15%       4.88%
Ratios/supplemental data
   Net assets, end of period
      (in millions) ..................     $391         $364        $513        $418        $419        $421
   Ratio of expenses to average net
      assets .........................     0.58%*       0.57%       0.56%       0.57%       0.58%       0.60%
   Ratio of net investment income to
      average net assets .............     3.41%*       5.77%       4.80%       4.79%       5.03%       4.78%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net
      assets .........................     0.57%*       0.57%       0.56%       0.56%       0.57%       0.60%

                                                                   SERVICE SHARES
                                        --------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                    YEAR ENDED MARCH 31,
                                          9/30/01      -----------------------------------------------------
                                        (UNAUDITED)     2001       2000         1999        1998        1997
                                        -----------    -----       -----       -----       -----       -----
Net asset value, beginning of period .    $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                          -----        -----       -----       -----       -----       -----
Income from investment operations:
   Net investment income .............     0.02         0.05        0.05        0.05        0.05        0.05
                                          -----        -----       -----       -----       -----       -----
Less distributions:
   Dividends from net investment
      income .........................    (0.02)       (0.05)      (0.05)      (0.05)      (0.05)      (0.05)
                                          -----        -----       -----       -----       -----       -----
Net asset value, end of period .......    $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                          =====        =====       =====       =====       =====       =====
Total return .........................     1.62%+       5.63%       4.63%       4.64%       4.88%       4.62%
Ratios/supplemental data
   Net assets, end of period
      (in millions) ..................     $188         $221        $174        $163        $113         $66
   Ratio of expenses to average net
      assets .........................     0.83%*       0.82%       0.81%       0.81%       0.83%       0.85%
   Ratio of net investment income to
      average net assets .............     3.18%*       5.49%       4.53%       4.51%       4.77%       4.53%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net
      assets .........................     0.82%*       0.82%       0.81%       0.81%       0.82%       0.85%

----------
+ Not annualized

* Annualized


                See accompanying notes to financial statements.


                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                ORIGINAL SHARES
                                       --------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                         YEAR ENDED MARCH 31,
                                         9/30/01       -----------------------------------------------------
                                       (UNAUDITED)      2001        2000        1999        1998        1997
                                       -----------     -----       -----       -----       -----       -----
Net asset value, beginning of period .    $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                          -----        -----       -----       -----       -----       -----
Income from investment operations:
   Net investment income .............     0.01         0.04        0.03        0.03        0.03        0.03
                                          -----        -----       -----       -----       -----       -----
Less distributions:
   Dividends from net investment
      income .........................    (0.01)       (0.04)      (0.03)      (0.03)      (0.03)      (0.03)
                                          -----        -----       -----       -----       -----       -----
Net asset value, end of period .......    $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                          =====        =====       =====       =====       =====       =====
Total return .........................     1.30%+       3.58%       2.95%       2.91%       3.08%       3.00%
Ratios/supplemental data
   Net assets, end of period
      (in millions) ..................      $85         $101        $100         $83         $77         $91
   Ratio of expenses to average net
      assets .........................     0.52%*       0.53%       0.52%       0.54%       0.63%       0.55%
   Ratio of net investment income to
      average net assets .............     2.60%*       3.50%       2.93%       2.85%       3.04%       2.97%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net
      assets .........................     0.52%*       0.53%       0.52%       0.53%       0.63%       0.55%

                                                                   SERVICE SHARES
                                        --------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                    YEAR ENDED MARCH 31,
                                          9/30/01      -----------------------------------------------------
                                        (UNAUDITED)     2001        2000        1999        1998        1997
                                        -----------    -----       -----       -----       -----       -----
Net asset value, beginning of period .    $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                          -----        -----       -----       -----       -----       -----
Income from investment operations:
   Net investment income .............     0.01         0.03        0.03        0.03        0.03        0.03
                                          -----        -----       -----       -----       -----       -----
Less distributions:
   Dividends from net investment
      income .........................    (0.01)       (0.03)      (0.03)      (0.03)      (0.03)      (0.03)
                                          -----        -----       -----       -----       -----       -----
Net asset value, end of period .......    $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                          =====        =====       =====       =====       =====       =====
Total return .........................     1.18%+       3.32%       2.70%       2.65%       2.83%       2.75%
Ratios/supplemental data
   Net assets, end of period
      (in millions) ..................      $67          $54         $51         $48         $37         $26
   Ratio of expenses to average net
      assets .........................     0.77%*       0.78%       0.77%       0.79%       0.88%       0.80%
   Ratio of net investment income to
      average net assets .............     2.30%*       3.26%       2.66%       2.64%       2.79%       2.70%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net
      assets .........................     0.77%*       0.78%       0.77%       0.78%       0.88%       0.80%

----------
+ Not annualized

* Annualized


                See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                ORIGINAL SHARES
                                       --------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                         YEAR ENDED MARCH 31,
                                         9/30/01       -----------------------------------------------------
                                       (UNAUDITED)      2001        2000        1999        1998        1997
                                       -----------     -----       -----       -----       -----       -----
Net asset value, beginning of period .    $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                          -----        -----       -----       -----       -----       -----
Income from investment operations:
   Net investment income .............     0.02         0.06        0.05        0.04        0.05        0.05
                                          -----        -----       -----       -----       -----       -----
Less distributions:
   Dividends from net investment
      income .........................    (0.02)       (0.06)      (0.05)      (0.04)      (0.05)      (0.05)
                                          -----        -----       -----       -----       -----       -----
Net asset value, end of period .......    $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                          =====        =====       =====       =====       =====       =====
Total return .........................     1.85%+       5.88%       4.83%       4.80%       4.95%       4.76%
Ratios/supplemental data
   Net assets, end of period
      (in millions) ..................     $243         $151        $166        $140        $101         $66
   Ratio of expenses to average net
      assets .........................     0.46%*       0.47%       0.49%       0.49%       0.52%       0.56%
   Ratio of net investment income to
      average net assets .............     3.57%*       5.73%       4.73%       4.70%       4.85%       4.65%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net
      assets .........................     0.46%*       0.47%       0.49%       0.49%       0.52%       0.55%

                                                                   SERVICE SHARES
                                        --------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                    YEAR ENDED MARCH 31,
                                          9/30/01      -----------------------------------------------------
                                        (UNAUDITED)     2001       2000         1999        1998        1997
                                        -----------    -----       -----       -----       -----       -----
Net asset value, beginning of period .    $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                          -----        -----       -----       -----       -----       -----
Income from investment operations:
   Net investment income .............      0.2         0.05        0.04        0.04        0.05        0.04
                                          -----        -----       -----       -----       -----       -----
Less distributions:
   Dividends from net investment
      income .........................     (0.2)       (0.05)      (0.04)      (0.04)      (0.05)      (0.04)
                                          -----        -----       -----       -----       -----       -----
Net asset value, end of period .......    $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
                                          =====        =====       =====       =====       =====       =====
Total return .........................     1.73%+       5.62%       4.56%       4.54%       4.69%       4.50%
Ratios/supplemental data
   Net assets, end of period
      (in millions) ..................     $454         $332        $293        $214        $150         $83
   Ratio of expenses to average net
      assets .........................     0.71%*       0.72%       0.74%       0.74%       0.77%       0.80%
   Ratio of net investment income to
      average net assets .............     3.37%*       5.47%       4.50%       4.42%       4.60%       4.42%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net
      assets .........................     0.71%*       0.72%       0.74%       0.74%       0.77%       0.79%

----------
+ Not annualized

* Annualized


                See accompanying notes to financial statements.